CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES
38	CONTINGENT LIABILITIES

(a)	Guarantee from the Group for a joint venture loan from a financial institution:

Tri-View Shipping Pte. Ltd. (“TVS”), entered into a facility agreement with TVS’ related party, Mitsui & Co. Financial Services (Asia) Ltd (“Lender”) on 15 August 2019 for a credit facility of $2,069,000.

Mitsui & Co., Ltd (“Mitsui”), the joint venture partner holding 49% of the shares in TVS, provided a guarantee to the Lender for 100% of the loan amount (“Mitsui’s Guarantee”). In consideration of Mitsui providing Mitsui’s Guarantee, a guarantee facility agreement between Mitsui and the Group was signed on 15 August 2019. The Group shall provide a guarantee fee to Mitsui for 51% of any amounts to be paid by Mitsui under the Mitsui Guarantee.

At 31 December 2019, the outstanding amount relating to the above loan facility was $1,841,000 (2018: $2,819,000 and 2017: $4,099,000).

(b)	Financial support from the Group to its joint ventures:

At 31 December 2019, the Group has provided financial support to joint ventures of $20,804,000 (2018: $59,613,000), to enable the companies to meet their obligations as and when they fall due for at least 12 months from the date of signing of their respective financial statements for the financial year ended 31 December 2019 and 2018.